WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	BRAZIL — 9.4%
1,085,399	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$26,953,983
3,066,453	Inter & Co., Inc. - Class A	28,303,361
598,518	NU Holdings, Ltd. - Class A*	9,582,273
1,711,300	TOTVS S.A.	14,768,053
1,964,762	Vivara Participacoes S.A.	10,543,112
		90,150,782
	CANADA — 1.0%
37,860	Celestica, Inc.*	9,327,947
	CHINA — 25.2%
1,124,200	Alibaba Group Holding Ltd.	25,569,699
674,885	BYD Co., Ltd. - Class A	10,353,893
2,128,730	Chongqing Baiya Sanitary Products Co., Ltd. - Class A	7,891,717
442,815	Contemporary Amperex Technology Co., Ltd. - Class A	25,006,902
4,468,958	DiDi Global, Inc. - ADR*	27,796,919
1,472,600	Giant Biogene Holding Co., Ltd.	10,691,583
25,364,500	Meitu, Inc.*	30,214,458
398,200	Meituan - Class B*	5,347,199
1,357,244	Melco Resorts & Entertainment Ltd. - ADR*	12,445,927
64,770	PDD Holdings, Inc. - ADR*	8,560,651
257,707	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	8,894,575
755,800	Tencent Holdings, Ltd.	64,391,596
2,467,000	Wasion Holdings Ltd.	4,019,733
		241,184,852
	GREECE — 2.8%
3,118,294	Piraeus Financial Holdings S.A.*	26,409,219
	INDIA — 10.0%
10,167,329	Federal Bank, Ltd.	22,092,683
1,499,843	ICICI Bank Ltd.	22,770,759
1,176,838	KEC International Ltd.	11,570,386
8,541,715	NHPC Ltd.	8,304,210
692,467	PB Fintech, Ltd.*	13,273,958
603,579	Phoenix Mills Ltd.	10,574,162
487,407	Reliance Industries Ltd.	7,487,692
		96,073,850
	INDONESIA — 1.6%
19,753,575	Bank Central Asia Tbk P.T.	9,038,164
23,455,600	Bank Mandiri Persero Tbk P.T.	6,192,898
		15,231,062

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 1.6%
60,000	Maruwa Co., Ltd.	$15,701,390
	KAZAKSTAN — 0.6%
63,482	Kaspi.KZ JSC - ADR	5,185,210
	MEXICO — 4.1%
2,008,199	Cemex S.A.B. de C.V. - ADR	18,053,709
533,064	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	12,600,726
952,900	Qualitas Controladora S.A.B. de C.V.	8,712,868
		39,367,303
	PERU — 2.5%
88,684	Credicorp Ltd.	23,614,776
	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC*,1	—
	SAUDI ARABIA — 0.9%
199,548	Bupa Arabia for Cooperative Insurance Co.	8,774,323
	SINGAPORE — 5.7%
305,455	Sea Ltd. - ADR*	54,593,972
	SOUTH AFRICA — 2.4%
61,708	Capitec Bank Holdings Ltd.	12,413,063
2,607,331	OUTsurance Group, Ltd.	10,824,877
		23,237,940
	SOUTH KOREA — 11.4%
70,430	APR Corp.*	12,549,446
550,342	Coupang, Inc.*	17,721,012
130,695	Coway Co., Ltd.	9,175,338
55,132	D'Alba Global Co., Ltd.*	6,428,563
134,976	HD Hyundai Marine Solution Co., Ltd.	20,202,387
62,310	Hyundai Rotem Co., Ltd.	9,725,876
300,601	Shinhan Financial Group Co., Ltd.	15,168,776
74,090	SK Hynix, Inc.	18,350,219
		109,321,617
	TAIWAN — 18.2%
560,444	Bizlink Holding, Inc.	18,940,135
4,648,000	Lite-On Technology Corp.	26,306,844
260,036	MediaTek, Inc.	11,219,481

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
2,740,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$117,320,690
		173,787,150
	TOTAL COMMON STOCKS
	(Cost $690,121,300)	931,961,393

Principal Amount
	BANK DEPOSIT INVESTMENTS — 2.8%
$26,925,019	UMB Bank, Money Market Special II, 3.94%[2]	26,925,019
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $26,925,019)	26,925,019
	TOTAL INVESTMENTS — 100.2%
	(Cost $717,046,319)	958,886,412
	Liabilities in Excess of Other Assets — (0.2)%	(1,697,826)
	TOTAL NET ASSETS — 100.0%	$957,188,586

ADR – American Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.